RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties		$ 34
Amounts due to related parties	$ 10,210	10,656
Amounts due from related parties - long term portion	545	25,033
Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties		34
Amounts due from related parties - long term portion	545	25,033
Related Party | Zhenjiang Daqo Intelligent
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	66	62
Related Party | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties		32
Related Party | Chongqing Daqo Tailai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion		14,696
Related Party | Jiangsu Daqo
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	9	6,500
Related Party | Nanjing Daqo Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	391	2,085
Related Party | Zhenjiang Moerller
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	20	990
Related Party | Other Subsidiaries of Daqo Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties		2
Amounts due from related parties - long term portion	59	700
Related Party | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	10,210	10,656
Related Party | Continuing Operations | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	614	265
Related Party | Continuing Operations | Chongqing Daqo Tailai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	3,388
Related Party | Continuing Operations | Jiangsu Daqo
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	435	4
Related Party | Continuing Operations | Zhenjiang Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	42	2,575
Related Party | Continuing Operations | Electric Institute
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	1,193	3,485
Related Party | Continuing Operations | Nanjing Daqo Automation
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	229
Related Party | Continuing Operations | Daqo New Material
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	4,069	4,044
Related Party | Continuing Operations | Other Subsidiaries of Daqo Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	240	283
Related Party | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	52,552	89,106	$ 76,789
Related Party | Purchases of Fixed Assets | Zhenjiang Daqo Intelligent
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	83	4,991	6,271
Related Party | Purchases of Fixed Assets | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	12,130	23,760	29,874
Related Party | Purchases of Fixed Assets | Chongqing Daqo Tailai
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	28,670	28,252	22,511
Related Party | Purchases of Fixed Assets | Jiangsu Daqo Busbar
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	671
Related Party | Purchases of Fixed Assets | Jiangsu Daqo
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	7,847
Related Party | Purchases of Fixed Assets | Nanjing Daqo Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	559	12,526	8,209
Related Party | Purchases of Fixed Assets | Zhenjiang Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	20	1,505
Related Party | Purchases of Fixed Assets | Nanjing Daqo Automation
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	945	2,210
Related Party | Purchases of Fixed Assets | Zhenjiang Moeller
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	630	8,755	9,331
Related Party | Purchases of Fixed Assets | Electric Institute
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	997	7,107	593
Related Party | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	1,372	5,064	4,280
Related Party | Purchases of Raw Materials | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		47	39
Related Party | Purchases of Raw Materials | Nanjing Daqo Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	$ 1,372
Related Party | Purchases of Raw Materials | Zhenjiang Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		$ 5,017	$ 4,241